Expense Example {- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund AMCIZ PRO-07 - Fidelity Women's Leadership Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor Women's Leadership Fund: Class A
Expense Example:
1 year	$ 681
3 years	905
5 years	1,146
10 years	1,838
Fidelity Advisor Women's Leadership Fund: Class M
Expense Example:
1 year	483
3 years	763
5 years	1,063
10 years	1,917
Fidelity Advisor Women's Leadership Fund: Class C
Expense Example:
1 year	287
3 years	579
5 years	995
10 years	1,965
Fidelity Advisor Women's Leadership Fund: Class I
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
Fidelity Advisor Women's Leadership Fund: Class Z
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	$ 859